Allowance for Losses on Loans - Allowance for Losses on Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	$ 133,147	$ 157,160
Charge-offs	(34,101)	(84,579)
Recoveries	16,345	14,857
Provisions & Transfers	1,350	45,709
Ending Allowance	116,741	133,147
Single-family residential
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	81,815	83,307
Charge-offs	(20,947)	(53,789)
Recoveries	9,416	8,164
Provisions & Transfers	(6,100)	44,133
Ending Allowance	64,184	81,815
Construction - speculative
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	12,060	13,828
Charge-offs	(1,446)	(4,916)
Recoveries	501	711
Provisions & Transfers	(2,708)	2,437
Ending Allowance	8,407	12,060
Construction - custom
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	347	623
Charge-offs	(481)	0
Recoveries	0	0
Provisions & Transfers	1,016	(276)
Ending Allowance	882	347
Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	15,598	32,719
Charge-offs	(3,983)	(16,978)
Recoveries	4,105	1,341
Provisions & Transfers	(6,555)	(1,484)
Ending Allowance	9,165	15,598
Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	4,937	5,520
Charge-offs	(1,363)	(2,670)
Recoveries	40	0
Provisions & Transfers	(62)	2,087
Ending Allowance	3,552	4,937
Multi-family
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	5,280	7,623
Charge-offs	(1,043)	(1,393)
Recoveries	171	504
Provisions & Transfers	(592)	(1,454)
Ending Allowance	3,816	5,280
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	1,956	4,331
Charge-offs	(747)	(814)
Recoveries	17	225
Provisions & Transfers	4,369	(1,786)
Ending Allowance	5,595	1,956
Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	7,626	5,099
Charge-offs	(1,145)	(249)
Recoveries	95	2,366
Provisions & Transfers	10,038	410
Ending Allowance	16,614	7,626
HELOC
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	965	1,139
Charge-offs	(163)	(232)
Recoveries	0	66
Provisions & Transfers	200	(8)
Ending Allowance	1,002	965
Consumer
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	2,563	2,971
Charge-offs	(2,783)	(3,538)
Recoveries	2,000	1,480
Provisions & Transfers	1,744	1,650
Ending Allowance	$ 3,524	$ 2,563